Time Deposits With Banks (Tables)	12 Months Ended
Dec. 31, 2021
Time Deposits With Banks [Abstract]
Summary Of Time Deposits With Banks

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Time deposits with maturity less than one year	4,049,443	7,386,607
Time deposits with maturity more than one year	7,042,840	5,581,435

	11,092,283	12,968,042